UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04503

Aquila Municipal Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York  10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York  10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
June 30, 2017
(unaudited)

Principal Amount	General Obligation Bonds (3.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$344,655

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,912,228
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	628,419

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	420,636
645,000	3.000%, 06/01/22 AGMC Insured	A1/AA/NR	680,540
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	899,120
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	924,443

	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/NR/NR	662,146
635,000	4.000%, 06/01/26	Aa2/NR/NR	680,466
660,000	4.000%, 06/01/27	Aa2/NR/NR	704,444

	Total General Obligation Bonds		9,857,097

	Revenue Bonds (79.5%)

	State Agency (20.9%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,103,780
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,351,700
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,358,560
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,180,090

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,547,000

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,588,320
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	448,476
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	678,114
615,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	619,188
1,000,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	1,002,490

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	361,355
205,000	4.250%, 08/01/19 NPFG Insured	A3/A+/NR	205,349
210,000	4.250%, 08/01/20 NPFG Insured	A3/A+/NR	210,357
200,000	4.375%, 08/01/22 NPFG Insured	A3/A+/NR	200,352
240,000	4.500%, 08/01/23 NPFG Insured	A3/A+/NR	240,442
255,000	4.500%, 08/01/24 NPFG Insured	A3/A+/NR	255,469
290,000	4.500%, 08/01/27 NPFG Insured	A3/A+/NR	290,528
245,000	4.600%, 08/01/28 NPFG Insured	A3/A+/NR	245,456
315,000	4.625%, 08/01/29 NPFG Insured	A3/A+/NR	315,583
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	391,088
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	316,926
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	466,703
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	479,975
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	493,695
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	517,852

	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	Aa3/NR/NR	1,843,098

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A/A+	1,069,195
170,000	5.375%, 11/01/23	Aa3/A/NR	179,053
1,000,000	5.000%, 10/01/25	Aa3/A/A+	1,163,560
85,000	5.500%, 11/01/28	Aa3/A/NR	89,654
625,000	4.000%, 04/01/26 Project 105	A1/A/A+	673,750
655,000	4.000%, 04/01/27 Project 105	A1/A/A+	702,468
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A/A+	1,727,400
770,000	5.000%, 08/01/23 Project 108	Aa3/A/A+	901,401
3,000,000	5.000%, 08/01/33 Project 108	Aa3/A/A+	3,385,860
5,000,000	5.000%, 08/01/32 Project 110	Aa3/A/A+	5,665,900
2,040,000	5.000%, 11/01/27 Project 112	Aa3/A/A+	2,420,542
1,425,000	5.000%, 11/01/28 Project 112	Aa3/A/A+	1,677,980
2,500,000	5.000%, 02/01/31 Project 112	Aa3/A/A+	2,850,975
845,000	3.000%, 04/01/20 Project 113	A1/A/A+	876,764
875,000	3.000%, 04/01/21 Project 113	A1/A/A+	915,023
895,000	3.000%, 04/01/22 Project 113	A1/A/A+	939,374
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A/A+	1,087,589
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A/A+	1,593,156
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A/A+	1,481,998
1,000,000	5.000%, 04/01/23 Project 115	Aa3/A/A+	1,164,140
1,000,000	5.000%, 04/01/29 Project 115	Aa3/A/A+	1,173,270
320,000	5.250%, 02/01/28 AGC Insured	NR/AA/NR	338,387
340,000	5.000%, 02/01/29 AGC Insured	NR/AA/NR	357,952

	Total State Agency		53,147,337

	Airports (5.8%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,734,634
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	445,216
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,499,931
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	832,185
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	285,966
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	302,024
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	328,764
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	360,852
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	398,255

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,414,883
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,689,002
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,306,437

	Total Airports		14,598,149

	Higher Education (6.7%)

	Boyle County, Kentucky College Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,433,740
1,000,000	5.000%, 06/01/29	A3/A/NR	1,171,160

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A/NR	1,334,225
870,000	4.500%, 04/01/32 Series A	Aa3/NR/NR	957,574

	Kentucky Bond Development Corp. Industrial Building Revenue Refunding, City of Paris (Transylvania University Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	393,558
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	408,158
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	417,612

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,501,075

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	Aa3/NR/NR	1,166,400
1,000,000	4.000%, 04/01/31 Series A	Aa3/NR/NR	1,072,830

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	Aa3/NR/NR	2,049,097

	Northern Kentucky University General Receipts
1,095,000	4.000%, 09/01/21 Series B	Aa3/NR/NR	1,201,084
1,190,000	4.000%, 09/01/22 Series B	Aa3/NR/NR	1,320,733

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A1/AA-/NR	1,124,050

	Western Kentucky University General Receipts
485,000	4.000%, 09/01/29 Series B AGMC Insured	Aa3/AA/NR	527,195

	Total Higher Education		17,078,491

	Hospital (16.1%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB/A-	2,134,460
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB/A-	2,697,595
805,000	4.000%, 02/01/32 Series 2016A	Baa2/BBB/A-	827,347
2,035,000	4.000%, 02/01/36 Series 2016A	Baa2/BBB/A-	2,060,031

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	855,724
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	799,214
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	583,105

	Kentucky Bond Development Corp. Hospital Facilities Revenue Refunding (St. Elizabeth Medical Center, Inc.)
1,810,000	4.000%, 05/01/32	NR/AA/AA	1,917,586

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	Baa2/NR/A	4,994,616

	Kentucky Economic Development Finance Authority, Catholic Health
2,500,000	2.700%, 05/01/39 Series B	Baa1/BBB+/BBB+	2,551,475

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa2/BBB/A-	1,043,030

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
3,500,000	5.000%, 10/01/31 Series A	NR/A-/A	4,073,160
3,500,000	4.000%, 10/01/34 Series A	NR/A-/A	3,600,695

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	762,971

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	998,988

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	Baa1/BBB+/BBB+	1,063,760

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A/A	3,561,931

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,534,339
680,000	4.000%, 10/01/29	NR/A+/NR	708,009

	Total Hospital		40,768,036

	Housing (0.5%)

	Kentucky Housing Corporation Housing Revenue
5,000	4.750%, 07/01/26	Aaa/AAA/NR	5,015

	Kentucky Housing Multifamily Mortgage Revenue
1,270,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,270,076

	Total Housing		1,275,091

	Local Public Property (7.0%)

	Boyd County, Kentucky Capital Projects Corp., Revenue Refunding, First Mortgage, Court Facilities Project
655,000	3.000%, 08/01/21	Aa3/NR/NR	689,132

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,577,961
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	1,953,822
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,643,100
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,064,017
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,072,044

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,237,665
515,000	4.000%, 02/01/25	NR/AA-/NR	562,586
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	113,567
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	113,942
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	330,350
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	384,598

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,023,757

	Louisville & Jefferson County, Kentucky Visitors & Convention Commission, Kentucky International Convention Center
3,090,000	4.000%, 06/01/20	A2/A/NR	3,276,883

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,135,080

	Wolfe County, Kentucky Public Properties Corp., First Mortgage Revenue Refunding, Justice Center Project
615,000	4.000%, 04/01/23	Aa3/NR/NR	680,977

	Total Local Public Property		17,859,481

	School Building (10.4%)

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	362,029

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/A+/NR	3,457,320
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,149,720
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	795,060
515,000	4.000%, 08/01/33 Series 2015 D	Aa3/A+/NR	545,967

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,658,420
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,264,481

	Jefferson County, Kentucky School District Finance Corp.
1,975,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	2,100,156
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	951,317
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,190,240
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,413,560

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	Aa3/NR/NR	611,145
615,000	4.000%, 04/01/34 Series 2016	Aa3/NR/NR	650,289

	Shelby County, Kentucky School District Finance Corp. School Building
915,000	3.000%, 02/01/21	Aa3/NR/NR	957,968
3,200,000	4.000%, 02/01/28	Aa3/NR/NR	3,531,648
2,440,000	4.000%, 02/01/29	Aa3/NR/NR	2,669,238

	Total School Building		26,308,558

	Turnpike/Highway (6.7%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA-/A+	5,739,150
4,030,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	4,660,534
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	1,145,270
1,715,000	5.000%, 07/01/31 Series B	Aa2/AA-/NR	1,999,570
2,925,000	5.000%, 07/01/33 Series B	Aa2/AA-/NR	3,365,388

	Total Turnpike/Highway		16,909,912

	Utilities (5.4%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,487,268
1,000,000	4.000%, 08/01/31	Aa3/AA/NR	1,077,220

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,101,510

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	570,150
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,165,568

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,139,280

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,080,760
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	3,773,770

	Owensboro, Kentucky Water Revenue
350,000	5.000%, 09/15/27 AGC Insured	A1/AA/NR	365,001

	Total Utilities		13,760,527

	Total Revenue Bonds		201,705,582

	Pre-Refunded Bonds (14.4%)††

	Pre-Refunded Revenue Bonds (14.4%)

	State Agency (5.8%)

	Kentucky Asset & Liability Commission University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	504,875
750,000	5.000%, 10/01/26 Series B	Aa2/AA/NR	757,313
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA/NR	1,009,750

	Kentucky State Property and Buildings Commission
1,205,000	5.375%, 11/01/23 Project 90	NR/NR/NR	1,272,769
665,000	5.500%, 11/01/28 Project 90	NR/NR/NR	703,484
2,820,000	5.750%, 04/01/24 Project 91	A1/A/A+	2,920,279
2,625,000	5.750%, 04/01/29 Project 91	A1/A/A+	2,718,345
2,480,000	5.250%, 02/01/28 Project 93 AGC Insured	NR/AA/NR	2,638,894
2,160,000	5.000%, 02/01/29 Project 93 AGC Insured	NR/AA/NR	2,290,010

	Total State Agency		14,815,719

	Airports (0.8%)

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 ETM AMT	NR/A+/A+	1,099,686
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	NR/NR/A+	1,039,380

	Total Airports		2,139,066

	Hospital (0.8%)

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	2,005,641

	Local Public Property (0.7%)

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,014,390

	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	245,459
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	262,584

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	255,978

	Total Local Public Property		1,778,411

	School Building (2.0%)

	Bullitt County, Kentucky School District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,174,816
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,231,248

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	812,831
325,000	4.500%, 05/01/25	Aa3/NR/NR	334,393

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	924,336

	Warren County, Kentucky School District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	512,565

	Total School Building		4,990,189

	Turnpike/Highway (3.5%)

	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa2/AA-/A+	3,762,395
1,000,000	5.000%, 07/01/25	Aa2/AA-/A+	1,039,450
2,750,000	5.000%, 07/01/27	Aa2/AA-/A+	2,858,488
1,100,000	5.000%, 07/01/28	Aa2/AA-/A+	1,143,395

	Total Turnpike/Highway		8,803,728

	Utilities (0.8%)

	Northern Kentucky Water District
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	1,922,218

	Owensboro, Kentucky Water Revenue
150,000	5.000%, 09/15/27 AGC Insured	A1/AA/NR	157,088

	Total Utilities		2,079,306

	Total Pre-Refunded Bonds		36,612,060

	Total Municipal Bonds (cost $242,350,805)		248,174,739

Shares	Short-Term Investment (0.8%)

2,086,602	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.86%** (cost $2,086,602)	Aaa-mf/AAAm/NR	2,086,602

	Total Investments (cost $244,437,407-note b)	98.6%	250,261,341
	Other assets less liabilities	1.4%	3,480,386
	Net Assets	100.0%	$253,741,727

Percent of
Portfolio Distribution By Quality Rating	Investments †

Pre-refunded bonds\ ETM bonds††	14.8%
Aa of Moody's or AA of S&P or Fitch	56.5
A of Moody's or S&P or Fitch	26.0
Baa of Moody's or BBB of S&P or Fitch	2.2
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $244,428,599 amounted to of $5,832,742, which consisted of aggregate gross unrealized appreciation of $6,843,085 and aggregate gross unrealized depreciation of $1,010,343.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,086,602
Level 2 – Other Significant Observable Inputs- Municipal Bonds	248,174,739
Level 3 – Significant Unobservable Inputs	—
Total	$250,261,341
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(unaudited)

Principal Amount	General Obligation Bonds (25.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,155,616

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,729,420

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,449,444
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A1/AA/AA+	795,053
1,515,000	4.250%, 07/15/24 BAMI Insured Series B	A1/AA/AA+	1,710,859
1,000,000	4.250%, 07/15/25 BAMI Insured Series B	A1/AA/AA+	1,133,520

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	550,460
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	552,950

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,669,000

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	537,590

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,053,578
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,050,539

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,652,835
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,453,352

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,111,295

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,096,482

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	877,610

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/AA/NR	2,051,030
1,500,000	4.750%, 07/15/29 AGC Insured	A3/AA/NR	1,583,295
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,101,132

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,243,352

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,615,260
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,606,905
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	994,832
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,565,320
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,013,960
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	522,490

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,244,640
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,404,640
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,979,820
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,959,980
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,280,433
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,771,140
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,721,250
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,381,600
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,423,040

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,084,413

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 AGMC Insured Series 2015 B	NR/AA/NR	2,212,240

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,257,074

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/AA/NR	1,995,627
1,000,000	4.750%, 04/01/29 AGC Insured	A3/AA/NR	1,047,540
795,000	5.000%, 10/01/32 BAMI Insured Series A	Baa2/AA/NR	907,119

	Total General Obligation Bonds		62,547,735

	Revenue Bonds (62.8%)

	Development (5.1%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured Series A	A2/AA/NR	1,948,078

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,847,520
1,500,000	5.500%, 05/15/27 AGC Insured Series A	A1/AA/AA-	1,610,100

	Total Development		12,405,698

	Higher Education (8.7%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,233,881
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,618,251
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,125,810
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,603,652

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,725,025

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,780,708

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,069,240
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,109,200
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	1,023,020

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,198,240
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	533,260

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,050,550

	Total Higher Education		21,070,837

	Hospital (2.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB/BBB-	555,485

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,107,740
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,094,220
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,360,888
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,886,133

	Total Hospital		6,004,466

	Housing (8.4%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
1,955,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,035,448
1,365,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,424,828
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,268,188
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	988,398
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,187,775

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
3,500,000	3.350%, 10/01/41 Series 68-C	Aa2/AA+/NR	3,345,510

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,654,575
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,116,380
985,000	3.150%, 10/01/31 Series 2016 1B	Aa2/NR/NR	987,994
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,412,545
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,044,580
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,025,430

	Total Housing		20,491,651

	Public School (21.0%)

	Rhode Island Health and Education Building Corp., Public School Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	954,183
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,924,150

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,125,110

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	A1/AA/NR	1,042,380
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,037,070

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMI Insured Series 2015 B	NR/AA/NR	1,248,800

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,173,138
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,023,030
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,025,010

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,016,250

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,824,979

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,090,680

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,582,425

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/AA-/NR	1,076,790
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/AA-/NR	1,246,828

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,718,585
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	A1/AA/NR	1,115,000

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,268,320
1,270,000	3.250%, 05/15/29 Series A	Aa3/NR/NR	1,293,520

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,904,061

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured Series 2015 A	A1/AA/NR	3,237,030
3,000,000	3.750%, 05/15/27 AGMC Insured Series 2015 A	A1/AA/NR	3,204,090
3,000,000	4.000%, 05/15/28 AGMC Insured Series 2015 A	A1/AA/NR	3,232,500
2,760,000	4.000%, 05/15/30 AGMC Insured Series 2015 B	A1/AA/NR	2,931,976

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,002,070
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,223,480
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,250,320
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,244,480

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	859,520

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	A1/AA/NR	592,280
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	A1/AA/NR	587,110
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	A1/AA/NR	581,995
500,000	3.500%, 05/15/30 Series 2017 A AGMC Insured	A1/AA/NR	507,920

	Total Public School		51,145,080

	Transportation (5.5%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	708,933
1,015,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	1,131,512

	Rhode Island State Commerce Corp., Grant Anticipation (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,077,199
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,177,270

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,138,190
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,161,200
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	555,703
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,034,030

	Rhode Island State Economic Development Corp., Motor Fuel Tax (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/18 Series 2006 A AMBAC Insured	A3/A+/A	1,002,030
2,385,000	4.700%, 06/15/23 Series 2003 A AMBAC Insured	A3/A+/A	2,391,750

	Total Transportation		13,377,817

	Turnpike/Highway (3.9%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	534,265
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,738,016
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,203,180
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,097,500

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,363,653
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,567,470
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,039,610

	Total Turnpike/Highway		9,543,694

	Water and Sewer (7.7%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,420,911

	Rhode Island Clean Water Protection Finance Agency
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,048
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,435

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,777,437

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,191,048
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,040,600
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,037,140

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 NPFG Insured Series 2015	A3/A/NR	2,006,765

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,836,620

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	504,725

	Total Water and Sewer		18,865,729

	Total Revenue Bonds		152,904,972

	Pre-Refunded\ Escrowed to Maturity Bonds (9.9%)††

	Pre-Refunded General Obligation Bonds (3.3%)

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,302,498
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,105,100

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A1/AA/NR	2,542,840
990,000	4.750%, 07/01/28 AGMC Insured	A1/AA/NR	1,026,640

	Total Pre-Refunded General Obligation Bonds		7,977,078

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (6.6%)

	Higher Education (0.5%)

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	1,366,538

	Total Higher Education		1,366,538

	Hospital (0.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A	NR/BB/BBB-	557,615
500,000	5.000%, 09/01/22 Series 2013 A	NR/BB/BBB-	586,725

	Total Hospital		1,144,340

	Public School (4.7%)

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,075,620
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	538,880

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,542,195
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,058,400
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,090,780
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,064,800

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,070,000	5.000%, 05/15/24	NR/NR/NR*	1,106,476

	Total Public School		11,477,151

	Transportation (0.7%)

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,618,950

	Total Transportation		1,618,950

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	293,303
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/A/NR	266,809

	Total Other Revenue		560,112

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		16,167,091

	Total Pre-Refunded\ Escrowed to Maturity Bonds		24,144,169

	Total Municipal Bonds (cost $232,648,395)		239,596,876

Shares	Short-Term Investment (0.9%)

2,198,427	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.86%** (cost $2,198,427)	Aaa-mf/AAAm/NR	2,198,427

	Total Investments (cost $234,846,822-note b)	99.3%	241,795,303
	Other assets less liabilities	0.7	1,610,201
	Net Assets	100.0%	$243,405,504

Percent of
Investments †
Portfolio Distribution By Quality Rating
Aaa of Moody's or AAA of S&P or Fitch	10.6%
Pre-refunded bonds\ ETM bonds††	10.1
Aa of Moody's or AA of S&P or Fitch	57.5
A of Moody's or S&P or Fitch	16.9
Baa of Moody's or BBB of S&P or Fitch	4.9
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $234,840,122 amounted to $6,955,181, which consisted of aggregate gross unrealized appreciation of $8,099,774 and aggregate gross unrealized depreciation of $1,144,593.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,198,427
Level 2 – Other Significant Observable Inputs-Municipal Bonds	239,596,876
Level 3 – Significant Unobservable Inputs	—
Total	$241,795,303
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
June 30, 2017
(unaudited)

Principal Amount	General Obligation Bonds (27.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (0.4%)

	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,230,820

	Hospital (0.7%)

	Rangely, Colorado Hospital District Refunding
2,000,000	5.500%, 11/01/22	Baa1/NR/NR	2,272,240

	Metropolitan District (2.6%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,970,318

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,223,170

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,821,870

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,180,582

	Total Metropolitan District		8,195,940

	School Districts (23.3%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,661,110
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,232,820
1,435,000	5.000%, 12/15/29	Aa2/AA-/NR	1,736,379

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,119,330
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,341,580

	Adams & Arapahoe Counties, Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,206,450

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,214,648
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,342,680
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,214,660
1,060,000	5.000%, 12/01/28	Aa2/AA-/NR	1,280,215
3,895,000	5.000%, 12/01/29	Aa2/AA-/NR	4,658,108

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,775,595

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,227,060

	Boulder Larimer & Weld Counties, Colorado
2,000,000	5.000%, 12/15/27	Aa2/AA/NR	2,439,600

	Boulder Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,451,660

	Boulder Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA/NR	2,457,820

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA/AA+	3,259,560
2,000,000	4.000%, 12/01/27	Aa2/AA/AA+	2,242,160
2,000,000	5.000%, 12/01/29	Aa2/AA/AA+	2,435,340

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA/AA+	2,441,680
4,000,000	5.000%, 12/01/27	Aa2/AA/AA+	4,852,480

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,383,022
1,000,000	5.000%, 12/01/29	Aa2/AA-/NR	1,208,310

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,182,621
1,000,000	5.000%, 12/15/29	Aa2/NR/NR	1,198,840

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,958,592

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,392,460

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,222,390

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,704,675
750,000	4.500%, 12/01/26	Aa3/NR/NR	862,260

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,612,270

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,291,257

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,197,880
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,446,640

	Total School Districts		73,252,152

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,396,854

	Total General Obligation Bonds		86,348,006

	Revenue Bonds (45.7%)

	Airport (3.0%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,846,174
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,313,261
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,256,740

	Total Airport		9,416,175

	Electric (2.7%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,202,530
295,000	4.750%, 11/15/27	Aa2/AA/NR	318,273

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,074,750
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,071,700

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,077,100
420,000	5.250%, 11/15/23 (unrefunded portion)	Aa2/AA/NR	444,016

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,254,510

	Total Electric		8,442,879

	Higher Education (11.6%)

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,033,557

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22 (unrefunded portion)	A2/A+/NR	1,044,283

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	947,372
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,501,290

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,243,540

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,633,684

2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,515,892

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,524,457

	University of Colorado Enterprise System Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,143,109
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,462,751

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,791,434

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,188,960
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,166,617
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,304,825

	Total Higher Education		36,501,771

	Hospital (3.4%)

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project
450,000	5.250%, 06/01/19 (unrefunded portion)	Baa2/BBB+/NR	451,143
290,000	5.250%, 06/01/21 (unrefunded portion)	Baa2/BBB+/NR	290,644
575,000	5.250%, 06/01/24 (unrefunded portion)	Baa2/BBB+/NR	576,018

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,445,000	5.500%, 05/15/28	NR/A-/NR	1,488,914

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	Baa1/BBB+/BBB+	1,056,150

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,273,510

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,006,680
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,504,950

	Total Hospital		10,648,009

	Housing (0.0%)

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
115,000	5.400%, 10/01/29	Aa2/AA+/NR	117,566

	Lease (9.2%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,323,958

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,631,235

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,061,739

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,161,600

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 AGC Insured	A3/AA/NR	1,011,190

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,275,940

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,742,711

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,085,105

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,301,760

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,877,061

	El Paso County, Colorado COP (Judicial Complex Project)
1,085,000	4.500%, 12/01/26 AMBAC Insured (unrefunded portion)	NR/AA/NR	1,098,931

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,651,543

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/A+/NR	1,191,700

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	2,997,126

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,612,445

	Total Lease		29,024,044

	Sales Tax (5.6%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,464,311

	Boulder, Colorado Open Space Capital Improvement Trust Fund
2,530,000	5.000%, 12/15/27	NR/AA/NR	3,086,094

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,126,285

	Commerce City, Colorado Sales & Use Tax
500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	600,415
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	593,280
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,198,620

	Denver, Colorado City & County Dedicated Tax Refunding & Improvement, Series A
1,350,000	5.000%, 08/01/26	Aa3/AA-/AA	1,676,795
500,000	5.000%, 08/01/27	Aa3/AA-/AA	614,990

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,174,987

	Park Meadows Business Implementation District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,512,300

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,406,325

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A+/NR	1,188,830

	Total Sales Tax		17,643,232

	Transportation (0.8%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/AA-	2,370,680

	Water & Sewer (9.4%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,601,318
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,233,466

	Aurora, Colorado Water Revenue Refunding, First Lien, Green Bonds
1,000,000	5.000%, 08/01/28	NR/AA+/AA+	1,224,460

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,153,718
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,784,407

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,869,258

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,142,181
1,000,000	5.000%, 09/01/27	Aaa/AAA/AAA	1,234,680
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/A/NR	1,860,138

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,115,700

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,061,803

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,075,207

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,639,613

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,159,090

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,223,342

	Westminster, Colorado Water & Wastewater Utility Enterprise
1,160,000	5.000%, 12/01/28	NR/AAA/AA+	1,432,287

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,867,041

	Total Water & Sewer		29,677,709

	Total Revenue Bonds		143,842,065

	Pre-Refunded Bonds (24.2%)††

	Pre-Refunded General Obligation Bonds (6.0%)

	Metropolitan District (1.6%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	1,905,750

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	888,134

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	2,205,580

	Total Metropolitan District		4,999,464

	School Districts (4.4%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,655,200

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,739,531

	Boulder Larimer & Weld Counties, Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,583,880

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA/NR	3,233,160

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,523,670

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,085,075

	Total School Districts		13,820,516

	Total Pre-Refunded General Obligation Bonds		18,819,980

	Pre-Refunded Revenue Bonds (18.2%)

	Airport (0.3%)

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,016,190

	Electric (0.9%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,845,714

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
865,000	5.250%, 11/15/23	NR/NR/NR*	913,613

	Total Electric		2,759,327

	Higher Education (4.8%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,075,200

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	853,151
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,826,099

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,535,229

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	954,189

2,000,000	5.700%, 05/15/26	NR/AA-/NR	2,034,160

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa1/NR/AA+	2,146,060

	University of Colorado Enterprise System Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,266,620

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,284,166

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,092,961

	Total Higher Education		15,067,835

	Hospital (1.0%)

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/BBB+	1,030,930

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,148,380

	Total Hospital		3,179,310

	Lease (8.1%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A/NR	1,858,376
500,000	5.000%, 12/01/25	Aa3/A/NR	527,570

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,688,224
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,268,256

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	A3/AA/NR	3,008,640

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,165,840

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,133,099

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,257,778

	El Paso County, Colorado COP (Judicial Complex Project)
735,000	4.500%, 12/01/26 AMBAC Insured	NR/NR/NR*	745,430

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,099,830

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,067,220

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,277,827

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,335,219
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,056,660

	Total Lease		25,489,969

	Sales Tax (1.4%)

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	NR/AA/NR	4,353,920

	Water & Sewer (0.7%)

	Aurora, Colorado Water Improvement First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	NR/NR/AA+	1,253,563

	Erie, Colorado Water Enterprise Revenue, Series A
735,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	747,054
265,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	269,346

	Total Water & Sewer		2,269,963

	Miscellaneous Revenue (1.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,084,970

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	2,059,803

	Total Miscellaneous Revenue		3,144,773

	Total Pre-Refunded Revenue Bonds		57,281,287

	Total Pre-Refunded Bonds		76,101,267

	Total Investments (cost $293,675,824-note b)	97.4%	306,291,338
	Other assets less liabilities	2.6	8,251,956
	Net Assets	100.0%	$314,543,294

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	2.0%
Pre-refunded Bonds††	24.8
Aa of Moody's or AA of S&P or Fitch	57.2
A of Moody's or S&P or Fitch	12.8
Baa of Moody's or BBB of S&P or Fitch	2.7
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $293,671,839 amounted to $12,619,499, which consisted of aggregate gross unrealized appreciation of $13,034,018 and aggregate gross unrealized depreciation of $414,519.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	306,291,338
Level 3 – Significant Unobservable Inputs	—
Total	$306,291,338
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
June 30, 2017
(unaudited)

Amount	General Obligation Bonds (15.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (4.8%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,169,570

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,483,444
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,091,770

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,164,410
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	888,008
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	866,640

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa3/AA/NR	1,057,470

	Matanuska-Susitna Borough, Alaska
1,000,000	4.500%, 07/01/30	NR/AA+/AA	1,134,230

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,162,820

	Orem, Utah Refunding
900,000	0.250%, 12/01/17	NR/AA/AA+	897,390

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,176,430

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,145,840

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,019,131

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,271,520

	Total City and County		19,528,673

	Hospital (0.3%)

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,119,690

	Local Public Property (0.3%)

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,142,380

	Public Schools (7.8%)

	Clark County, Nevada School District Limited Tax
2,000,000	4.000%, 06/15/30 Series D	A1/AA-/NR	2,155,880

	Davis County, Utah School District (School Board Guaranty Program)
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	5,055,700

	Duchesne County, Utah School District School Building (School Board Guaranty Program)
6,250,000	4.000%, 06/01/32	Aaa/NR/NR	6,788,438

	Eagle Pass, Texas Independent School District
2,580,000	4.000%, 08/15/35 PSF Guaranteed	NR/AAA/AAA	2,773,577

	Jefferson County, Washington School District No. 50 Port Townsend (School Board Guaranty Program)
1,000,000	5.000%, 12/01/35	Aa1/NR/NR	1,160,430

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,165,770

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aa1/NR/NR	1,430,219

	Taylor, Texas Consolidated Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,080,870

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,488,515
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,626,567

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,241,740

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	577,190

	Total Public Schools		31,544,896

	State (1.1%)

	Texas State Transportation Commission Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,181,240

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,191,570

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,193,740

	Utah State
1,000,000	4.000%, 07/01/30†††	Aaa/AAA/AAA	1,133,060

	Total State		4,699,610

	Water and Sewer (0.8%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	862,805

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,356,672

	Las Vegas Valley, Nevada Water District Refunding, Limited Tax & Water Improvement
1,000,000	5.000%, 06/01/36 Series A	Aa1/AA/NR	1,166,270

	Total Water and Sewer		3,385,747

	Total General Obligation Bonds		61,420,996

	Revenue Bonds (69.6%)

	Airport (2.7%)

	Broward County, Florida Airport System Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,078,670

	Clark County, Nevada Passenger Facilities Charge Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,633,020

	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,866,218

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,214,790
1,500,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	1,778,565
700,000	5.000%, 07/01/30 Series B	A2/A+/NR	845,551
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	600,555
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,787,941

	Total Airport		10,805,310

	Charter Schools (9.3%)

	Utah County, Utah Charter School Revenue Renaissance Academy
50,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	50,016

	Utah State Charter School Finance Authority George Washington Academy
500,000	1.000%, 04/15/18 Series 2015	NR/AA/NR	499,115
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,650,735

	Utah State Charter School Finance Authority Good Foundations Academy
830,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	830,847
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,656,274
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,282,230

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,450,564

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,446,887

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	441,316
440,000	4.000%, 04/15/24	NR/AA/NR	484,924
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,879,671

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,096,040

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	516,363
505,000	4.000%, 10/15/23	NR/AA/NR	545,839
525,000	4.000%, 10/15/24	NR/AA/NR	562,868

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,150,600
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,099,760

	Utah State Charter School Finance Authority Venture Academy
360,000	0.500%, 10/15/19	NR/AA/NR	350,795
675,000	4.000%, 10/15/24	NR/AA/NR	727,846
855,000	5.000%, 10/15/29	NR/AA/NR	967,775
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,216,709
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,207,019
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,318,526

	Utah State Charter School Finance Authority Voyage Academy
1,465,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,488,484
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,461,008
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,807,059

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	827,475
700,000	5.000%, 10/15/36	NR/AA/NR	767,473

	Total Charter Schools		37,784,218

	Electric (7.7%)

	Clark County, Washington Public Utility District No. 001 Electric Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,030,665

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,135,850

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	538,035

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A2/A/A	1,568,666
1,000,000	5.000%, 05/15/36 Series A	A2/A/A	1,102,120

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,161,840

	San Antonio, Texas Electric & Gas Revenue System
2,000,000	4.000%, 02/01/33	Aa1/AA/AA+	2,154,820

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,382,718

	St. George, Utah Electric Revenue
1,820,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,974,573

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,137,680

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,267,720
1,000,000	5.000%, 04/01/25	NR/A-/A	1,131,670
6,375,000	5.000%, 04/01/26	NR/A-/A	7,200,499

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	903,557
905,000	5.000%, 03/01/32	NR/A/A	1,018,686
745,000	5.000%, 03/01/34	NR/A/A	826,816

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A	388,852
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A	3,413,790

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	807,756

	Total Electric		31,146,313

	Higher Education (8.5%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,120,760

	Salt Lake County, Utah Westminster College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	727,223
720,000	5.000%, 10/01/20	NR/BBB/NR	783,086
790,000	5.000%, 10/01/22	NR/BBB/NR	878,132
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,220,564
955,000	5.000%, 10/01/28	NR/BBB/NR	1,062,772
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,029,574
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,105,892
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,148,431

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	592,085

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,143,380

	University of Wyoming Facilities
500,000	4.000%, 06/01/31	Aa2/NR/NR	539,205

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,116,620
660,000	5.000%, 06/01/35 Series B AGMC Insured†††	NR/AA/NR	775,097
690,000	5.000%, 06/01/36 Series B AGMC Insured†††	NR/AA/NR	808,397

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,033
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,067
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,166
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,313

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	916,568
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	245,168

	Utah State Board of Regents, University of Utah
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	622,045
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	694,740
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	534,480
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,175,110
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,758,735

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,207,113

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,515,580

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,506,418
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,585,174

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,358,165

	Total Higher Education		34,579,093

	Hospital (2.2%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	845,715

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,122,493
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,076,070

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	574,106

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,161,900

	Reno, Nevada Hospital Revenue, Washoe Medical Center
70,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	72,181
65,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	67,025

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	997,114

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,368,338
880,000	5.000%, 05/15/28	Aa1/AA+/NR	989,745
500,000	5.000%, 05/15/29	Aa1/AA+/NR	559,965

	Total Hospital		8,834,652

	Housing (0.6%)

	Utah Housing Corporation Single Family Mortgage
75,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	77,189
525,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	543,947
90,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	92,448
275,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	283,619
1,275,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	1,306,378

	Total Housing		2,303,581

	Local Public Property (11.5%)

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,228,236
316,000	5.500%, 08/01/29	A1/NR/NR	341,928

	Brownsville, Texas Navigation District - Senior Lien
1,220,000	5.000%, 03/01/30 AGMC Insured AMT	A2/AA/NR	1,381,833

	Civicventures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,146,770
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,136,680
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,131,300

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	490,211

	Downtown Redevelopment Authority Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,123,650

	Eagle Mountain, Utah Special Assessment Area
380,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	422,754

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	576,625

	Herriman, Utah Special Assessment Towne Center Assessment Area
245,000	5.000%, 11/01/29	NR/AA-/NR	270,874

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,136,810

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,198,329

	Mesquite, Nevada New Special Improvement District
95,000	5.250%, 08/01/17	NR/NR/NR*	95,112
210,000	5.350%, 08/01/19	NR/NR/NR*	210,258
90,000	5.400%, 08/01/20	NR/NR/NR*	90,101
325,000	5.500%, 08/01/25	NR/NR/NR*	325,205

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,187,470

	Orem, Utah Special Assessment
155,000	7.750%, 11/01/25	NR/NR/NR*	156,327

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,061,759
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	716,706
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	422,429
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	450,483
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,255,933
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	485,061

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa2/NR/NR	889,885
810,000	5.000%, 02/15/31	Aa2/NR/NR	969,756

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,360,000	4.000%, 11/01/27	NR/AA+/NR	1,527,416
1,725,000	4.000%, 11/01/28	NR/AA+/NR	1,913,129
1,485,000	4.000%, 11/01/30	NR/AA+/NR	1,617,507

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	577,050

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	568,200

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,539,880
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,636,788

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	572,310
500,000	5.000%, 10/01/37	Aa3/NR/NR	563,355

	Weber County, Utah Special Assessment Summit Mountain Area
1,590,000	5.500%, 01/15/28	NR/AA-/NR	1,887,950
4,120,000	5.750%, 01/15/33	NR/AA-/NR	4,933,865

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,166,400
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,136,050

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	957,042
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,150,910
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	850,775

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA-/NR	2,148,316

	Total Local Public Property		46,649,428

	Public Schools (0.9%)

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,527,254

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
2,327,000	2.000%, 08/01/22	NR/NR/NR*	2,327,628

	Total Public Schools		3,854,882

	Sales Tax (5.4%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,192,500

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,320,060

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,149,060

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
350,000	1.000%, 08/01/19 Series B	NR/AA-/NR	347,225
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,282,780
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,301,252
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,747,113

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,151,050

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AAA	802,403
1,000,000	5.250%, 12/01/36	NR/AA-/AAA	1,167,350

	Salt Lake County, Utah Sales Tax Revenue
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,803,255

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AAA	1,162,600

	Spanish Fork City, Utah Sales Tax Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,113,539

	Utah Transit Authority Sales Tax Revenue
1,000,000	4.000%, 12/15/30	A1/A+/AA	1,081,980

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	566,860

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,598,975

	Total Sales Tax		21,788,002

	State Agency (2.3%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/AA-/NR	2,338,607
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,148,700
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,894,940
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,152,000
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,673,668

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,211,320

	Total State Agency		9,419,235

	Transportation (5.8%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,339,420
1,000,000	5.000%, 07/01/36	Aa3/AA-/NR	1,179,990

	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A/NR	809,564

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,181,420
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,312,880

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,724,700
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,690,550

	Utah Transit Authority Sales Tax Revenue Refunding
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,130,920

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	245,037

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,067,940
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,055,840
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,053,280

	Total Transportation		23,791,541

	Water and Sewer (12.7%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,248,323

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,089,030
4,000,000	5.000%, 03/01/33 Series A AGMC Insured††††	NR/AA/AA	4,337,640

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,129,050

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,107,620

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A2/AA/NR	574,050

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,715,980

	Jordanelle, Utah Special Service District
216,000	5.300%, 11/15/17	NR/NR/NR*	216,246
228,000	5.400%, 11/15/18	NR/NR/NR*	228,210
240,000	5.500%, 11/15/19	NR/NR/NR*	240,074
253,000	5.600%, 11/15/20	NR/NR/NR*	252,522
268,000	5.700%, 11/15/21	NR/NR/NR*	267,365
283,000	5.800%, 11/15/22	NR/NR/NR*	280,286
299,000	6.000%, 11/15/23	NR/NR/NR*	295,254

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,205,660
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,657,680
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,139,860

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,380,640

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A/NR	1,129,040
1,000,000	5.250%, 06/30/28	NR/A/NR	1,128,640
15,000	5.250%, 06/30/34	NR/A/NR	16,827

	Ogden City, Utah Sewer & Water Revenue Bonds
2,765,000	4.000%, 06/15/33	Aa3/AA-/NR	3,003,011
2,885,000	4.000%, 06/15/34	Aa3/AA-/NR	3,107,405
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,363,800

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	595,855

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,172,860

	Pleasant Grove City, Utah Water Revenue
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,057,310

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,260,358

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,186,660
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,654,240
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,173,220

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,155,360

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,666,441

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,006,362

	Utah Water Finance Agency Revenue
1,000,000	5.000%, 03/01/35†††	NR/AA-/AA	1,173,230
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,656,976

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	972,123

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	978,106

	Total Water and Sewer		51,823,314

	Total Revenue Bonds		282,779,569

	Pre-Refunded\ Escrowed to Maturity Bonds (14.8%)††

	Pre-Refunded General Obligation Bonds (1.3%)

	Public Schools (0.4%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/BBB+	518,890

	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,142,810

	Total Public Schools		1,661,700

	Water and Sewer (0.9%)

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa1/AA/NR	2,659,930

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	980,164

	Total Water and Sewer		3,640,094

	Total Pre-Refunded General Obligation Bonds		5,301,794

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds(13.5%)

	Charter Schools (0.7%)

	Utah State Charter School Finance Authority Davinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,194,200

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
750,000	5.750%, 02/15/22 Series A	NR/BB+/NR	771,638
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,030,360

	Total Charter Schools		2,996,198

	Electric (1.8%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,094,090

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	370,744

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,885,825

	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29	NR/NR/NR*	64,509
5,000	5.250%, 05/15/29	NR/NR/NR*	5,366

	San Antonio, Texas Electric & Gas Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,023,050

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	735,955

	Total Electric		7,179,539

	Higher Education (1.1%)

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/NR	2,058,560

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,387,142

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,013,698

	Total Higher Education		4,459,400

	Hospital (0.9%)

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	286,993

	Reno, Nevada Hospital Revenue, Washoe Medical Center
655,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	678,724
615,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	636,710

	Richmond, Indiana Hospital Authority , Reid Hospital Project
120,000	5.000%, 01/01/19 Series A ETM	NR/A-/NR	124,079

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	1,044,567
70,000	5.250%, 08/15/25	NR/NR/NR*	78,396

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	606,745

	Total Hospital		3,456,214

	Local Public Property (2.8%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,151,747
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,271,452

	Salt Lake Valley, Utah Fire Service District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	514,850
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,727,418
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,031,530

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	517,650
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,075,960
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,044,979
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,164,554

	Total Local Public Property		11,500,140

	Public Schools (0.7%)

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	NR/A+/NR	1,036,220

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,842,606

	Total Public Schools		2,878,826

	State Agency (0.4%)

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,687,660

	Transportation (3.4%)

	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR*	3,553,017

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/NR	2,075,560
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/NR	1,037,780
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/NR	7,181,438

	Total Transportation		13,847,795

	Water and Sewer (1.7%)

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,590,621

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
985,000	5.250%, 06/30/34	NR/NR/NR*	1,132,986

	Ogden City, Utah Sewer & Water Revenue Bonds
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	774,983

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,041,000

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	699,400

	Uintah Water Conservancy District, Utah, Water Conservancy Revenue
1,400,000	5.250%, 01/15/27 Series 2009A	NR/NR/NR*	1,487,402

	Total Water and Sewer		6,726,392

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		54,732,164

	Total Pre-Refunded\ Escrowed to Maturity Bonds		60,033,958

	Total Municipal Bonds (cost $389,324,146)		404,234,523

Shares	Short-Term Investment (0.6%)

2,234,080	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.86%** (cost $2,234,080)	Aaa-mf/AAAm/NR	2,234,080

	Total Investments (cost $391,558,226-note b)	100.1%	406,468,603
	Other assets less liabilities	(0.1)	(336,987)
	Net Assets	100.0%	$406,131,616

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	10.6%
Pre-Refunded bonds\ ETM bonds††	14.8
Aa of Moody's or AA of S&P and Fitch	54.0
A of Moody's or S&P and Fitch	13.1
BBB of S&P	2.5
Not Rated*	5.0
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $391,556,678 amounted to $14,911,925, which consisted of aggregate gross unrealized appreciation of $15,871,007 and aggregate gross unrealized depreciation of $959,082.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,234,080
Level 2 – Other Significant Observable Inputs - Municipal Bonds	404,234,523
Level 3 – Significant Unobservable Inputs	—
Total	$406,468,603
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
June 30, 2017
(unaudited)

Principal Amount	General Obligation Bonds (21.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (8.0%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,245,000	6.250%, 01/01/29	NR/A-/NR	$1,383,930

	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AA	859,152

	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,709,385
1,000,000	5.000%, 07/01/26	Aaa/AAA/AAA	1,212,840

	Flagstaff, Arizona
200,000	4.000%, 07/01/35	Aa2/AA/NR	214,022

	Flagstaff Improvement District (Aspen Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,511

	Gilbert, Arizona
1,000,000	5.000%, 07/01/32	Aaa/AA+/AAA	1,219,720

	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,057

	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	677,888

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,072,920

	Goodyear McDowell Road Commercial Corridor Improvement District
2,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	2,036,580

	Mesa, Arizona
1,000,000	4.000%, 07/01/29	Aa2/AA-/NR	1,115,910

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,240,000

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	224,520
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	545,125

	Tempe, Arizona
2,245,000	4.000%, 07/01/22††††	Aa1/AAA/AAA	2,411,714
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,147,350
1,000,000	4.000%, 07/01/29	Aa1/AAA/AAA	1,104,790
750,000	5.000%, 07/01/36	Aa1/AAA/AAA	892,155
670,000	5.000%, 07/01/37	Aa1/AAA/AAA	795,705

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,035,840

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/AA/NR	820,048

	Total City		23,105,162

	County (0.4%)

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AA+	1,090,570

	School District (12.7%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,135,770
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	581,050

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
500,000	5.000%, 07/01/28	Aa2/NR/NR	614,325

	Gila Co. Unified School District No. 10 (Payson)
350,000	5.000%, 07/01/26	Aa3/NR/NR	415,632
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,176,860

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	610,223
980,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	1,060,703

	Maricopa Co. Elementary School District No. 1 (Phoenix)
550,000	5.000%, 07/01/25 AGMC Insured	NR/AA/NR	666,705

	Maricopa Co. Elementary School District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	288,530
500,000	5.000%, 07/01/30	Aa2/NR/NR	608,870

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	302,113
350,000	5.000%, 07/01/34	Aa1/AA/NR	405,846

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	568,330

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,632,015
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	757,121
575,000	5.000%, 07/01/36†††	NR/AA-/NR	670,220

	Maricopa Co. Unified School District No. 24 (Gila Bend)
305,000	5.500%, 07/01/22	NR/NR/NR*	305,259

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,670,085

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,886,982

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,131,330

	Maricopa Co. Unified School District No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	566,081

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AA	550,160
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/A+/NR	2,588,373

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,461,811

	Maricopa Co. Unified School District No. 216 (Agua Fria)
1,000,000	5.000%, 07/01/29	Aa2/NR/NR	1,222,690

	Mohave Co. Unified School District No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa3/NR/NR	576,870

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,273,863

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,404,725
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,102,190
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,103,870
1,500,000	5.000%, 07/01/36 BAMAC Insured†††	NR/AA/NR	1,735,080

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	786,072

	Pima Co. Unified School District No. 12 (Sunnyside)
500,000	4.000%, 07/01/25 AGMC Insured	NR/AA/NR	550,475
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,137,665

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	953,407

	Pinal Co. Unified School District No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	554,080

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	688,662

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,296,024

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	814,486

	Total School District		36,854,553

	Total General Obligation Bonds		61,050,285

	Revenue Bonds (63.0%)

	Airport (3.5%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,112,210
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,244,208
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,438,813
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,128,970
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,040,890
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,037,970
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,066,687

	Total Airport		10,069,748

	Charter Schools (0.5%)

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
315,000	5.000%, 07/01/37 State Enhanced†††	NR/AA-/NR	363,056

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	533,540

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	440,215

	Total Charter Schools		1,336,811

	Excise Tax (12.0%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	417,504
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,113,290

	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,528,390

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	593,965
500,000	4.000%, 07/01/27 BAMAC Insured	NR/AA/NR	565,180

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A2/AA-/NR	548,455

	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	217,788

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AAA	473,571

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	914,252
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,344,225

	Glendale Senior Excise Tax
1,000,000	5.000%, 07/01/32	A1/AA+/NR	1,165,930

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,724,055

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,103,720

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	290,120
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,633,254

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,220,357

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,511,220
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,514,820
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,188,460
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,911,501

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,163,160

	Pinal Co. Revenue Obligations Refunding
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,758,826
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,731,090

	Santa Cruz Co. Jail District
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	583,860

	Scottsdale Municipal Property Corp.
1,025,000	4.000%, 07/01/30	Aaa1/AAA/AAA	1,149,538
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,755,750
1,000,000	5.000%, 07/01/36	Aaa1/AAA/AAA	1,197,240

	Show Low Improvement District No. 6
105,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	105,627

	Tempe Excise Tax
245,000	5.000%, 07/01/30	Aa2/AAA/NR	294,022

	Total Excise Tax		34,719,170

	Higher Education (7.6%)

	Arizona Board of Regents (Arizona State University System)
300,000	5.000%, 07/01/28	Aa3/AA/NR	360,483
480,000	5.000%, 07/01/31	Aa3/AA/NR	566,765
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,142,710
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,142,710

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa3/AA/NR	873,173
1,975,000	5.000%, 07/01/38	Aa3/AA/NR	2,299,315

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	660,106
250,000	5.000%, 06/01/38	A1/A+/NR	287,330
1,000,000	5.000%, 06/01/31 BAMAC Insured	A1/AA/NR	1,151,150
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,129,250

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	586,540
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,703,085

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	467,448
460,000	5.000%, 06/01/31	Aa2/AA-/NR	526,677

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	A1/AA-/NR	709,619

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	723,227

	Glendale Industrial Development Authority (Midwestern University)
600,000	5.000%, 05/15/35	NR/A/A+	649,578

	McAllister Academic Village (Arizona State University Hassayampa)
500,000	5.000%, 07/01/38	A1/AA-/NR	577,405

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,633,341

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/BBB+/NR	557,890

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,267,060

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,112,460

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,080,280

	Total Higher Education		22,207,602

	Hospital (9.5%)

	Arizona Health Facilities Authority (Banner Health)
4,000,000	5.000%, 01/01/44	NR/AA-/AA-	4,445,920

	Arizona Health Facilities Authority (Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A	1,586,595
2,000,000	5.250%, 03/01/39	A3/A/A	2,162,440

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	NR/BBB+/NR	1,097,780
775,000	5.000%, 02/01/30	NR/BBB+/NR	839,674
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,151,987

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,391,320
3,500,000	5.000%, 12/01/42	A2/NR/A	3,914,680

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,043,950
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	818,880

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	570,480
500,000	5.250%, 10/01/26	NR/AA/NR	569,160

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,097,790
675,000	5.000%, 08/01/34	Baa1/NR/BBB+	747,002

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,874,740
200,000	5.000%, 08/01/32	NR/A-/NR	223,820

	Total Hospital		27,536,218

	Lease (3.9%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	684,228
500,000	5.000%, 09/01/28	A2/A/NR	568,880
1,000,000	5.000%, 09/01/29	A2/A/NR	1,135,670

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,260,670

	Cave Creek COP
210,000	5.750%, 07/01/19	NR/AA/NR	214,805

	Nogales Municipal Development Authority
500,000	4.000%, 06/01/36	NR/AA/NR	523,450

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,471,235

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	575,175

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,629,090
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	727,352

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	596,950

	Total Lease		11,387,505

	Mortgage (3.8%)

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,149,620

	Festival Ranch Community Facilities District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,027,470
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,076,474

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	539,015
500,000	4.000%, 07/15/32	A1/A-/NR	530,330

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,141,230

	Marley Park Community Facilities District
535,000	4.000%, 07/15/34 BAMAC Insured	NR/AA/NR	558,915

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	784,740

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,134,830

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	529,979
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	928,168

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,236

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	537,280

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A-	601,463

	Total Mortgage		11,194,750

	Pollution Control (2.7%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,700,000	4.500%, 03/01/30	A3/A-/NR	2,879,388

	Coconino Co. Pollution Control, Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,117,000

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,083,880

	Pima Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/A-/NR	1,637,460

	Total Pollution Control		7,717,728

	Transportation (3.7%)

	Arizona Transportation Board Revenue
1,675,000	5.000%, 07/01/28	Aa1/AAA/NR	2,004,724
2,000,000	5.000%, 07/01/31	Aa1/AAA/NR	2,421,680
4,800,000	5.000%, 07/01/33	Aa1/AAA/NR	5,642,160

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	588,290

	Total Transportation		10,656,854

	Utility (9.8%)

	Arizona Power Authority (Hoover Dam Project)
1,220,000	5.250%, 10/01/17	Aa1/AA/NR	1,232,639

	Central Arizona Water Conservation District Water Delivery (Central Arizona Project)
750,000	5.000%, 01/01/33	Aa2/AA+/AA	878,183
750,000	5.000%, 01/01/34	Aa2/AA+/AA	874,478

	Greater Arizona Development Authority Revenue
1,200,000	5.000%, 08/01/29	A1/A/NR	1,281,192
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	576,925
505,000	5.000%, 08/01/22 NPFG Insured	A1/A/NR	506,449

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,624,755
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,350,488

	Salt River Project Agricultural Improvement and Power Revenue
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,727,685
3,250,000	5.000%, 12/01/30	Aa1/AA/NR	3,754,075
5,000,000	5.000%, 12/01/31	Aa1/AA/NR	5,767,850
500,000	5.000%, 12/01/32	Aa1/AA/NR	591,090
1,000,000	5.000%, 01/01/33	Aa1/AA/NR	1,195,040
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,289,027
1,100,000	5.000%, 12/01/45	Aa1/AA/NR	1,269,631

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,637,980

	Total Utility		28,557,487

	Water/Sewer (6.0%)

	Avondale Water & Sewer Revenue
565,000	4.000%, 07/01/36	Aa2/AA/NR	601,420

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AA+	1,278,262
820,000	4.000%, 07/01/35	NR/AAA/AA+	878,154

	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,366,280
500,000	5.000%, 07/01/28	A1/AA/NR	576,235

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,936,480
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	716,813
500,000	5.000%, 07/01/35 AGMC Insured	A2/AA/NR	585,125

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,133,500

	Phoenix Civic Improvement Corp. Wastewater Revenue
500,000	5.000%, 07/01/35	Aa2/AA+/NR	582,535
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,878,465

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,288,221

	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,175,220
250,000	5.000%, 07/01/35	Aa2/AA/AA	297,145

	Yuma Municipal Property Corp. Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	2,033,115

	Total Water/Sewer		17,326,970

	Total Revenue Bonds		182,710,843

	Pre-Refunded\ Escrowed to Maturity Bonds (15.5%)††

	Pre-Refunded General Obligation Bonds (3.7%)

	City (0.4%)

	Tempe, Arizona
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,000,000

	County (0.7%)

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,110,800

	School District (2.6%)

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,083,340

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,046,800
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	400,000

	Maricopa Co. Unified School District No. 89 (Dysart)
1,500,000	6.000%, 07/01/28	NR/A+/NR	1,573,110

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	519,725

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	A2/AA/NR	1,223,645

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,122,100

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	664,928

	Total School District		7,633,648

	Total Pre-Refunded General Obligation Bonds		10,744,448

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds(11.8%)

	Excise Tax (1.4%)

	Goodyear Public Improvement Corp.
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,375,173

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A3/AA/NR	1,584,390

	Tempe Excise Tax
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,039,960

	Total Excise Tax		3,999,523

	Higher Education (0.7%)

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,898,310

	Hospital (3.2%)

	Arizona Health Facilities Authority (Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	306,105

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,645,995

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,727,550
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,572,504

	University Medical Center Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	1,003,048
500,000	6.000%, 07/01/39	NR/NR/NR*	586,740

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,310,238

	Total Hospital		9,152,180

	Lease (1.4%)

	Arizona School Facilities Board COP
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,154,290
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,047,150

	Total Lease		4,201,440

	Mortgage (0.0%)

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue (National Health Project)
140,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	141,295

	Transportation (1.7%)

	Arizona Transportation Board Revenue
4,350,000	5.250%, 07/01/24	Aa2/AA+/AA	4,865,258

	Utility (1.9%)

	Arizona Water Infrastructure Finance Authority
3,500,000	5.000%, 10/01/28	Aaa/AAA/NR	3,671,080

	Greater Arizona Development Authority Revenue
700,000	5.000%, 08/01/24	NR/A/NR	729,862

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	288,765

	Salt River Project Agricultural Improvement and Power Revenue
910,000	5.000%, 01/01/25	Aa1/AA/NR	927,963

	Total Utility		5,617,670

	Water/Sewer (1.5%)

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA+/AA	2,019,260

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,286,540

	Total Water/Sewer		4,305,800

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		34,181,476

	Total Pre-Refunded\ Escrowed to Maturity Bonds		44,925,924

	Total Municipal Bonds (cost $275,909,633)		288,687,052

Shares	Short-Term Investment (0.8%)

2,472,826	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.86%** (cost $2,472,826)	Aaa-mf/AAAm/NR	2,472,826

	Total Investments (cost $278,382,459-note b)	100.4%	291,159,878
	Other assets less liabilities	(0.4)	(1,082,154)
	Net Assets	100.0%	$290,077,724

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	10.9%
Pre-refunded bonds\ ETM bonds††	15.6
Aa of Moody's or AA of S&P or Fitch	49.6
A of Moody's or S&P or Fitch	18.3
Baa of Moody's or BBB of S&P or Fitch	4.8
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $278,311,609 amounted to $12,848,269, which consisted of aggregate gross unrealized appreciation of $13,558,523 and aggregate gross unrealized depreciation of $710,254.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,472,826
Level 2 – Other Significant Observable Inputs- Municipal Bonds	288,687,052
Level 3 – Significant Unobservable Inputs	—
Total	$291,159,878
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 10, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 10, 2017